Share capital - Additional information (Details) $ / shares in Units, $ in Thousands					12 Months Ended		13 Months Ended	15 Months Ended
	Sep. 30, 2020 USD ($) shares	Sep. 30, 2020 CAD ($) shares	Jun. 25, 2020 USD ($) shares	Jun. 25, 2020 CAD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 shares	Sep. 30, 2020 $ / shares	Jun. 25, 2020 $ / shares	Sep. 26, 2019 USD ($)
Disclosure of classes of share capital [line items]
Issuance of common shares for cash, net of issuance costs | $					$ 95,992,000	$ 40,066,000
ATM Program
Disclosure of classes of share capital [line items]
Maximum issuance of common shares from treasury, value | $											$ 125,000,000
Number of shares issued during period (in shares) | shares					8,353,042			14,458,000
Issuance of common shares for cash, net of issuance costs | $					$ 121,540,000		$ 121,540,000
Private Placement
Disclosure of classes of share capital [line items]
Number of shares issued during period (in shares) | shares			384,616	384,616
Issuance of common shares for cash, net of issuance costs			$ 3,664,000	$ 5,000
Value of shares issued during period (per share)										$ 13.00
Premium value (in dollars per share)										$ 0.45
Premium value | $			$ 127,000
Private Placement 1
Disclosure of classes of share capital [line items]
Number of shares issued during period (in shares) | shares	435,324	435,324
Issuance of common shares for cash, net of issuance costs	$ 5,248,000	$ 7,000
Value of shares issued during period (per share)									$ 16.08
Premium value (in dollars per share)									2.03
Private Placement 2
Disclosure of classes of share capital [line items]
Number of shares issued during period (in shares) | shares	176,160	176,160
Issuance of common shares for cash, net of issuance costs	$ 2,249,000	$ 3,000
Value of shares issued during period (per share)									17.03
Premium value (in dollars per share)									$ 2.98
September 30 Private Placements
Disclosure of classes of share capital [line items]
Premium value | $	$ 1,056,000						$ 1,056,000